IMPAIRMENT	12 Months Ended
Dec. 31, 2017
IMPAIRMENT
IMPAIRMENT

5) IMPAIRMENT

a) Impairment of PP&E

($ thousands)	2017	2016	2015
Oil and natural gas properties:
Canada cost centre	$—	$89,359	$286,700
U.S. cost centre	—	211,812	1,065,728
Total impairment expense	$—	$301,171	$1,352,428

There was no impairment recorded for the year ended December 31, 2017. The impairments for the years ended December 31, 2016 and 2015 were due to lower 12-month average trailing crude oil and natural gas prices.

The following table outlines the 12-month average trailing benchmark prices and exchange rates used in Enerplus’ ceiling test as at December 31, 2017, 2016 and 2015:

					AECO Natural
	WTI Crude Oil	Exchange Rate	Edm Light Crude	U.S. Henry Hub Gas	Gas Spot
Period	US$/bbl	US$/CDN	CDN$/bbl	US$/Mcf	CDN$/Mcf
2017	$51.34	1.30	$63.57	$2.98	$2.32
2016	42.75	1.32	$52.26	$2.49	$2.17
2015	50.28	1.27	59.38	2.58	2.69

b) Goodwill Impairment

Goodwill impairment testing is performed annually or more frequently if events or changes in circumstances indicate that goodwill may be impaired.  Enerplus’ annual goodwill impairment assessment as at December 31, 2017 and December 31, 2016 indicated no impairment.

There were no additions or impairments to goodwill for the year ended December 31, 2017 or the comparative years.